INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME	6 Months Ended
Dec. 31, 2020
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

7.    INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

7.1.   Revenues

	12/31/2020	12/31/2019
Sale of goods and services	88,616,572	97,286,206
Royalties	1,492,026	1,216,161
	90,108,598	98,502,367

Transactions of sales of goods and services with joint ventures, shareholders and other related parties are reported in Note 15.

7.2.   Cost of sales

Item	12/31/2020	12/31/2019
Inventories as of the beginning of the period	29,338,548	27,322,003
Purchases of the period	56,271,944	51,638,178
Production costs	5,514,975	6,310,757
Foreign currency translation	(1,283,574)	(1,183,800)
Subtotal	89,841,893	84,087,138
Inventories as of the end of the period	(41,655,409)	(30,779,336)
Cost of sales	48,186,484	53,307,802

7.3.   R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	12/31/2020	12/31/2019
Amortization of intangible assets	508,433	525,003
Import and export expenses	9,322	9,527
Depreciation of property, plant and equipment	69,860	20,149
Employee benefits and social securities	496,967	602,410
Taxes	78	418
Maintenance	14,045	14,322
Energy and fuel	17,564	37,099
Supplies and materials	460,272	383,226
Mobility and travel	4,668	24,894
Professional fees and outsourced services	67,550	5,452
Professional fees related parties	466,144	488,516
Office supplies	2,467	4,081
Information technology expenses	9,992	—
Insurance	8,326	2,524
Depreciation of leased assets	1,279	5,564
Miscellaneous	2,065	4,167
Total	2,139,032	2,127,352

	12/31/2020	12/31/2019
R&D Capitalized (Note 6.10)	1,556,367	504,122
R&D profit and loss	2,139,032	2,127,352
Total	3,695,399	2,631,474
% of total revenue	4.06%	2.67%

7.4.   Expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2020
Amortization of intangible assets	—	563,015	563,015
Analysis and storage	18,651	46,251	64,902
Commissions and royalties	767,326	287,445	1,054,771
Import and export expenses	29,128	434,113	463,241
Depreciation of property, plant and equipment	560,806	473,871	1,034,677
Depreciation of leased assets	125,226	160,979	286,205
Impairment of receivables	—	126,593	126,593
Freight and haulage	248,785	2,023,017	2,271,802
Employee benefits and social securities	2,260,596	7,010,150	9,270,746
Maintenance	282,937	259,182	542,119
Energy and fuel	156,666	23,848	180,514
Supplies and materials	187,315	58,212	245,527
Mobility and travel	1,593	369,382	370,975
Publicity and advertising	—	1,062,884	1,062,884
Contingencies	—	52,441	52,441
Share-based incentives	—	636,519	636,519
Professional fees and outsourced services	335,681	4,040,404	4,376,085
Professional fees related parties	—	113,888	113,888
Office supplies	89,049	150,121	239,170
Insurance	68,033	392,752	460,785
Information technology expenses	849	530,970	531,819
Obsolescence	365,458	—	365,458
Taxes	16,609	2,431,415	2,448,024
Miscellaneous	267	64,507	64,774
Total	5,514,975	21,311,959	26,826,934

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2019
Amortization of intangible assets	—	578,066	578,066
Analysis and storage	21,129	3,017	24,146
Commissions and royalties	771,883	245,341	1,017,224
Import and export expenses	82,036	577,023	659,059
Depreciation of property, plant and equipment	625,286	344,089	969,375
Depreciation of leased assets	177,095	125,371	302,466
Impairment of receivables	—	1,120,787	1,120,787
Freight and haulage	451,648	1,664,525	2,116,173
Employee benefits and social securities	2,555,203	6,273,892	8,829,095
Maintenance	227,532	275,117	502,649
Energy and fuel	237,510	73,047	310,557
Supplies and materials	174,031	137,727	311,758
Mobility and travel	8,964	974,167	983,131
Publicity and advertising	—	1,078,928	1,078,928
Contingencies	—	(8,134)	(8,134)
Share-based incentives	—	1,867,334	1,867,334
Professional fees and outsourced services	337,896	406,488	744,384
Professional fees related parties	—	32,672	32,672
Office supplies	38,433	192,830	231,263
Insurance	51,019	249,522	300,541
Information technology expenses	282	382,249	382,531
Obsolescence	524,264	—	524,264
Taxes	16,513	2,495,732	2,512,245
Miscellaneous	10,033	92,529	102,562
Total	6,310,757	19,182,319	25,493,076

7.5.   Finance results

	12/31/2020	12/31/2019
Financial costs
Interests expenses with the Parents	(573,598)	(1,341,181)
Interests expenses	(9,104,345)	(11,558,541)
Financial commissions	(964,237)	(757,751)
	(10,642,180)	(13,657,473)

Other financial results
Exchange differences generated by assets	10,714,855	21,922,850
Exchange differences generated by liabilities	(16,991,043)	(36,862,783)
Changes in fair value of financial assets or liabilities and other financial results	(5,466,867)	2,764,838
Net gain of inflation effect on monetary items	3,752,899	5,963,892
	(7,990,156)	(6,211,203)
Total net financial results	(18,632,336)	(19,868,676)